DERIVATIVE LIABILITY	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITY
11	DERIVATIVE LIABILITY

Certain of the short-term convertible notes disclosed in note 10 above and certain warrants disclosed in note 12 below, have variable priced conversion rights with no fixed floor price and will re-price dependent on the share price performance over varying periods of time and certain notes and warrants have fundamental transaction clauses which might result in cash settlement, due to these factors, all convertible notes and any warrants attached thereto are valued and give rise to a derivative financial liability, which was initially valued at inception of the convertible notes using a Black-Scholes valuation model.

During the year ended December 31, 2020, an additional $1,406,369 was raised as a derivative liability on variably priced convertible notes.

The value of this derivative financial liability was re-assessed at December 31, 2020, and $654,471 was charged to the statement of operations and comprehensive loss, respectively. The value of the derivative liability will be re-assessed at each financial reporting period, with any movement thereon recorded in the statement of operations in the period in which it is incurred.

The following assumptions were used in the Black-Scholes valuation model:

	Year ended December 31, 2020	Year ended December 31, 2019
Conversion price	$0.015 to 2.00	$0.02 to 2.00
Risk free interest rate	0.09 to 1.53%	1.53 to 2.59%
Expected life of derivative liability	1 to 12 months	1 to 12 months
Expected volatility of underlying stock	171.7 to 222.6%	148.5 to 224.3%
Expected dividend rate	0%	0%

The movement in derivative liability is as follows:

	December 31, 2020	December 31, 2019
Opening balance	$905,576	$1,833,672
Derivative financial liability arising from convertible note	1,406,369	1,053,842
Fair value adjustment to derivative liability	654,471	(1,981,938)
	$2,966,416	$905,576

Certain of the short-term convertible notes disclosed in note 10 above and note 14 below, have variable priced conversion rights with no fixed floor price and will re-price dependent on the share price performance over varying periods of time, due to the variable priced conversion rights, all convertible notes and any warrants attached thereto, issued subsequent to the variable priced conversion notes are valued and give rise to a derivative financial liability, which was initially valued at inception of the convertible notes using a Black-Scholes valuation model. The value of this derivative financial liability was re-assessed at December 31, 2020 and 2019, and $654,471 was charged to the statement of operations and comprehensive loss and $1,981,938 was credited to the statement of operations and comprehensive loss, respectively. The value of the derivative liability will be re-assessed at each financial reporting period, with any movement thereon recorded in the statement of operations in the period in which it is incurred.